Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 7,075	$ 5,229
Accounts receivable (net of allowance for doubtful accounts of $504 and $477)	10,653	10,448
Inventories and contracts in progress, net	8,135	7,642
Future income tax benefits, current	0	1,923
Assets held for sale	0	4,868
Other assets, current	843	1,373
Total Current Assets	26,706	31,483
Customer financing assets	1,018	958
Future income tax benefits	1,961	1,491
Fixed assets, net	8,732	8,592
Goodwill	27,301	27,448
Intangible assets, net	15,603	15,528
Other assets	6,163	5,706
Total Assets	87,484	91,206
Liabilities and Equity
Short-term borrowings	926	126
Accounts payable	6,875	6,250
Accrued liabilities	14,638	12,527
Liabilities held for sale	0	2,781
Long-term debt currently due	179	1,791
Total Current Liabilities	22,618	23,475
Long-term debt	19,320	17,784
Future pension and postretirement benefit obligations	6,022	6,681
Other long-term liabilities	10,558	10,562
Total Liabilities	$ 58,518	$ 58,502
Commitments and contingent liabilities (Notes 5 and 17)
Redeemable noncontrolling interest	$ 122	$ 140
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,438,497 and 1,423,684 shares issued	16,033	15,300
Treasury Stock— 600,153 and 514,309 common shares at average cost	30,907	21,922
Retained earnings	49,956	44,611
Unearned ESOP shares	105	115
Total Accumulated other comprehensive loss	(7,619)	(6,661)
Total Shareowners' Equity	27,358	31,213
Noncontrolling interest	1,486	1,351
Total Equity	28,844	32,564
Total Liabilities and Equity	$ 87,484	$ 91,206